Other accounts receivable	12 Months Ended
Dec. 31, 2023
Other accounts receivable [Abstract]
Other accounts receivable
8	Other accounts receivable

Other accounts receivable as of December 31, 2023 and 2022, are summarized as follows:

	2023	2022
Current
Recoverable taxes	$194,918	$193,508
Services for port, maritime and other operations	-	112,714
Employees	4,540	4,549
Insurance claims	-	794
Others	14,633	25,530
	214,091	337,095

Non-current
Value added tax recoverable (a)	195,473	273,314
	$409,564	$610,409

(a)	During the 2023 and 2022, the Value Added Tax (VAT) recovery processes have been prolonged by the tax authorities by extending the recovery periods.